Financial Risk Management Objective and Policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management Objective and Policies [Abstract]
Schedule of Increased/(Decreased) Financial Instruments

A 5% strengthening / (weakening) of the following currency against USD currency at 31 December would have increased / (decreased) financial instruments by USD equivalent amounts shown below:

	Increase / decrease in USD rate to the	Effect on loss before tax
	Egyptian Pound	USD
2024	+/-5%	703,687
2023	+/-5%	301,433

Schedule of Foreign Exchange Rate	Foreign currency operations were executed on the Sayrafa platform at the following exchange rates:
	2024
	Rate as at December 31	Average rate for the period from January 1 to December 31
	LBP	LBP

US Dollar	89,500	72,437

Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates

The table below summarises the maturities of the Group’s undiscounted financial liabilities, based on contractual payment dates.

	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	USD	USD	USD	USD	USD
December 31, 2024
Bank overdrafts	9,929	-	-	-	9,929
Lease liabilities	-	-	25,695	213,218	238,913
Trade and other payables	-	11,950,981	14,456,297	-	26,407,278
Amount due to related parties	19,085,131	-	-	-	19,085,131
Total	19,095,060	11,950,981	14,481,992	213,218	45,741,251

December 31, 2023
Bank overdrafts	7,395	-	-	-	7,395
Lease liabilities	-	-	105,065	58,437	163,502
Trade and other payables	-	10,194,121	16,010,239	-	26,204,360
Amount due to related parties	-	-	1,097,497	-	1,097,497
Total	7,395	10,194,121	17,212,801	58,437	27,472,754